CREDIT FACILITY AND OTHER LOANS (Details Narrative)			1 Months Ended					2 Months Ended		3 Months Ended			9 Months Ended		12 Months Ended
	Jul. 31, 2024 USD ($)	Oct. 05, 2022 USD ($) Integer	Apr. 30, 2025 USD ($)	Mar. 31, 2025 USD ($)	Feb. 28, 2025 USD ($)	Sep. 30, 2024 USD ($)	Jul. 31, 2024 USD ($)	Jul. 30, 2025 USD ($)	Dec. 31, 2024 USD ($) shares	Sep. 30, 2025 USD ($)	Mar. 31, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($) Integer
Short-Term Debt [Line Items]
Purchase obligation									$ 26,270,000						$ 26,270,000
Proceeds from lines of credit																$ 1,000,000
Repayments of lines of credit														$ 1,000,000
Closing financing costs						$ 68,000				$ 0		$ 68,000	0	68,000
Amortization of debt discount													283,000	(67,000)		183,000
Interest expense										0		1,000,000.0	641,000	3,300,000	$ 4,200,000	2,200,000
Borrowings to facilitate delivery and sale of jets													37,506,000
Repayments of borrowing to facility delivery and sale of jets													(37,595,000)
Proceeds from issuance of term loan														4,000,000
Interest rate									12.50%						12.50%
Stock issued for services, shares | shares									639,720
Stock issued for services, value									$ 1,475,000
Loss on extinguishment of debt									2,800,000						$ 2,800,000
Ogar Jets [Member]
Short-Term Debt [Line Items]
Borrowings to facilitate delivery and sale of jets					$ 17,900,000						$ 19,600,000
Repayments of borrowing to facility delivery and sale of jets					19,700,000			$ 17,900,000
Separate Vendor [Member]
Short-Term Debt [Line Items]
Stock issued for services, value									725,000
Loss on extinguishment of debt															2,800,000
Lender [Member]
Short-Term Debt [Line Items]
Stock issued for services, value									1,475,000
Gulfstream G280 [Member]
Short-Term Debt [Line Items]
Purchase obligation, number of aircrafts | Integer		4															4
Purchase obligation									48,000,000.0						48,000,000.0		$ 79,000,000.0
Prepayments made in the period									9,000,000.0						9,000,000.0	27,000,000.0
Prepayments funded through the SAC Leasing G280 credit facility															9,000,000.0	24,000,000.0
Purchase obligation prepayments paid by the Company																3,000,000.0
SAC Leasing G280 LLC Credit Facility [Member]
Short-Term Debt [Line Items]
Line of credit facility, maximum borrowing capacity									0						0
SAC Leasing G280 LLC Credit Facility [Member] | Gulfstream G280 [Member]
Short-Term Debt [Line Items]
Repayments of lines of credit						$ 9,000,000.0
SAC Leasing G280 LLC Credit Facility [Member] | Line of Credit [Member]
Short-Term Debt [Line Items]
Line of credit facility, maximum borrowing capacity		$ 40,500,000
Purchase obligation, number of aircrafts | Integer		4
Proceeds from lines of credit															9,000,000.0
Decrease in line of credit													28,000,000.0
Repayments of lines of credit			$ 8,500,000	$ 9,000,000.0	10,500,000
Amortization of debt discount										$ 0		45	$ 247,000	137,000
Interest rate										12.50%			12.50%
SAC Leasing G280 LLC Credit Facility [Member] | Line of Credit [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Maturity period		35 months
SAC Leasing G280 LLC Credit Facility [Member] | Lines Of Credit [Member]
Short-Term Debt [Line Items]
Line of credit facility, maximum borrowing capacity		$ 40,500,000							28,500,000						28,500,000
Proceeds from lines of credit															9,000,000.0
Repayments of lines of credit															9,000,000.0
Closing financing costs									68,000						68,000	548,000
Amortization of debt discount															197,000	$ 146,000
Long-term debt, gross									$ 28,000,000.0						$ 28,000,000.0
Percent of debt obligation sold									60.00%						60.00%
SAC Leasing G280 LLC Credit Facility [Member] | Lines Of Credit [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Maturity period									35 months						35 months
Gulfstream G280 [Member] | Line of Credit [Member]
Short-Term Debt [Line Items]
Purchase obligation																	$ 79,000,000.0
Term Loan [Member] | Secured Debt [Member]
Short-Term Debt [Line Items]
Closing financing costs	$ 200,000						$ 200,000
Debt instrument, face amount	4,000,000.0						$ 4,000,000.0
Proceeds from issuance of term loan	$ 3,900,000
Interest rate	165.00%						165.00%
Amortization of closing financing costs										$ 0		$ 64,000	$ 36,000	64,000
Interest expense, debt													$ 107,000	$ 894,000
Repayments of short-term debt					1,100,000
Interest payments					$ 107,000
Term Loan [Member] | Secured Debt
Short-Term Debt [Line Items]
Closing financing costs	$ 200,000						$ 200,000
Debt instrument, face amount	$ 4,000,000.0						4,000,000.0
Proceeds from issuance of term loan							$ 3,900,000
Interest rate	165.00%						165.00%
Amortization of closing financing costs															$ 164,000
Interest expense, debt															$ 1,700,000